Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Other Operating Income And Expense

	For the year ended December 31,
	2025	2024[1]	2023[1]
Other operating income
Transition services to Polestar Times Technology	15,499	26,944	—
Sale of carbon credits	18,616	—	5,628
Sales of plant operation services to a related party	666	10,100	25,202
Reduction of litigation provision, net of insurance	—	2,345	—
Gain on asset grouping sold to a related party[2]	—	—	16,334
Other operating income	17,632	20,043	15,773
Total other operating income	52,413	59,432	62,937
Other operating expense
Restructuring costs[3]	(67,559)	—	—
Property tax and other state and local tax expenses	(2,296)	(1,248)	(669)
Transition services from Polestar Times Technology	(1,130)	(8,939)	(27,630)
Litigation expense, net of insurance	—	—	(25,676)
Other operating expenses	(16,825)	(13,631)	(4,348)
Total other operating expense	(87,810)	(23,818)	(58,323)
1 - The amounts for December 31, 2024 and 2023 were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - In December 2022, the Group committed to a plan to sell its Chengdu manufacturing plant, held by its subsidiary Polestar New Energy Vehicle Co. LTD. ("BSNEV"), to Geely. The plant was previously used to manufacture the Polestar 1 and the special edition Polestar 2 BST 270. Accordingly, the Chengdu plant and certain related assets, including an intercompany receivable that Geely agreed to assume as part of the transaction, were classified as a disposal group held for sale. The sale was completed on August 1, 2023. On disposal, the Group reclassified cumulative foreign exchange losses of $6,636 from equity to profit or loss within the gain on disposal and derecognized the disposal group, resulting in a total gain of $16,334.
3 - The restructuring costs are primarily related to asset impairment and write-offs and severance costs.